Contingencies	12 Months Ended
Dec. 31, 2017
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Contingencies

34. Contingencies

There are contingent Group liabilities that arise in the normal course of business in respect of indemnities, warranties and guarantees in relation to former subsidiaries and in respect of guarantees in relation to subsidiaries, joint ventures and associates. In addition, there are contingent liabilities of the Group in respect of legal claims, contract disputes, royalties, copyright fees, permissions and other rights. None of these claims are expected to result in a material gain or loss to the Group.

On 24 November 2017, the European Commission published an opening decision that the United Kingdom controlled foreign company group financing partial exemption (FCPE) constitutes State Aid. No final decision has yet been published, and it may be challenged by the UK tax authorities. The Group has benefited from FCPE in 2017 and prior periods in total by approximately £90m. At present the Group believes no provision is required in respect of this issue.